As filed with the Securities and Exchange Commission on January 29, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09447

Jacob Internet Fund Inc.
(Exact name of registrant as specified in charter)

c/o Jacob Asset Management of New York LLC
507 Paseo de la Playa
Redondo Beach, CA 90277
(Address of principal executive offices) (Zip code)

Ryan Jacob
c/o Jacob Asset Management of New York LLC
507 Paseo de la Playa
Redondo Beach, CA 90277
(Name and address of agent for service)

(310) 421-4942
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: November 30, 2006

Item 1. Schedule of Investments.

Jacob Internet Fund
Schedule of Investments
November 30, 2006 (Unaudited)

Shares		Value
	COMMON STOCKS - 86.5%
	Internet - Commerce - 13.4%
998,573	Autobytel Inc. *	$3,015,690
21,000	Ctrip.com International Ltd. - ADR ^(a)	1,165,920
16,821	Digital River, Inc. *(a)	990,925
1,000	eBay Inc. *	32,350
1,000	IAC/InterActiveCorp *(a)	36,490
47,100	Monster Worldwide Inc. *(a)	2,055,915
931,426	Napster Inc. *(a)	3,492,848
103,800	TD Ameritrade Holding Corporation	1,822,728
		12,612,866
	Internet - Communications - 7.0%
617,900	Airspan Networks Inc. *(a)	1,761,015
253,400	Alvarion Limited *^(a)	1,824,480
537,240	deltathree, Inc. - Class A *(a)	746,764
271,653	Openwave Systems Inc. *(a)	2,281,885
		6,614,144
	Internet - Infrastructure - 28.5%
1,000	Adobe Systems Incorporated *	40,130
403,351	Agile Software Corporation *(a)	2,706,485
1,700	Akamai Technologies, Inc. *(a)	83,079
50,000	Apple Computer, Inc. *(a)	4,584,000
444,513	CDC Corporation - Class A *^(a)	4,031,733
23,530	Digital Insight Corporation *(a)	897,905
63,900	Interwoven, Inc. *	905,463
33,000	Macrovision Corporation *(a)	912,450
400,000	Novell, Inc. *	2,512,000
140,000	Red Hat, Inc. *(a)	2,436,000
306,088	SumTotal Systems, Inc. *	2,148,738
322,000	Sun Microsystems, Inc. *	1,745,240
555,607	webMethods, Inc. *(a)	3,961,478
		26,964,701
	Internet - Media Content - 37.6%
26,000	Baidu.com, Inc. - ADR *^(a)	3,010,280
203,000	CNET Networks, Inc. *(a)	1,839,180
1,300	Electronic Arts Inc. *	72,605
11,000	Google Inc. *(a)	5,334,120
597,700	Hollywood Media Corp. *	2,498,386
212,790	InfoSpace, Inc. *(a)	4,181,324
117,255	Jupitermedia Corporation *(a)	749,259
1,473	Move, Inc. *	8,160
120,000	News Corporation - Class A	2,472,000
64,500	SINA Corp *^(a)	1,821,480
167,500	Sohu.com Inc. *^	4,098,725
178,068	Take-Two Interactive Software, Inc. *(a)	3,091,260
600,000	Tencent Holdings Limited (HK)*^	1,650,858
108,449	TheStreet.com	1,060,631
2,143	THQ Inc. *(a)	69,755
132,274	Yahoo! Inc. *(a)	3,570,075
		35,528,098
	TOTAL COMMON STOCKS (Cost $71,830,733)	81,719,809

Jacob Internet Fund
Schedule of Investments
November 30, 2006 (Unaudited), Continued

Principal
Amount		Value
	SHORT TERM INVESTMENTS - 13.3%
	U.S. Government Agency Obligations - 12.8%
$ 12,112,000	Federal Home Loan Bank, 5.03%, 12/01/2006	$12,112,000
	Total U.S. Government Agency Obligations	12,112,000
	Variable Rate Demand Notes # - 0.5%
11,834	American Family Financial Services, 4.97%	11,834
505,727	Wisconsin Corporate Central Credit Union, 4.99%	505,727
	Total Variable Rate Demand Notes	517,561
	TOTAL SHORT TERM INVESTMENTS (Cost $12,629,561)	12,629,561

	INVESTMENTS PURCHASED WITH CASH
	PROCEEDS FROM SECURITIES LENDING - 34.6%
	Commercial Paper - 6.3%
1,000,000	Duke Funding,
	5.32%, Due 12/29/06	995,583
1,000,000	Fenway Funding LLC,
	5.32%, Due 12/01/06	999,704
1,000,000	Ocala Funding LLC,
	5.33%, Due 12/29/06	995,723
1,000,000	Park Granada,
	5.33%, Due 12/01/06	999,852
1,000,000	RAMS Funding,
	5.36%, Due 01/08/07	993,930
1,000,000	Thornburg Mortgage Capital,
	5.32%, Due 12/06/06	995,583
	Total Commercial Paper	5,980,375
Shares
	Money Market Mutual Funds - 0.9%
821,054	AIM Short-Term Liquid Assets Portfolio - Institutional Class	821,054
	Total Money Market Mutual Funds	821,054
Principal
Amount
	Repurchase Agreements - 27.4%
	Credit Suisse First Boston Repurchase Agreement:
$ 4,000,000	(Dated 11/30/06), 5.36%, Due 12/01/06 (Repurchase
	Proceeds $4,000,589), (Collateralized by various corporate
	Collateralized Mortgage Obligations)	4,000,000
3,900,000	(Dated 11/30/06), 5.31%, Due 12/01/06 (Repurchase
	Proceeds $3,900,571), (Collateralized by U.S. Government
	Agency Mortgage and Fannie Mae Collateralized Mortgage Obligations)	3,900,000
	Morgan Stanley Repurchase Agreement:
18,000,000	(Dated 11/30/06), 5.35%, Due 12/01/06 (Repurchase
	Proceeds $18,002,640), (Collateralized by Fannie Mae
	Collateralized Mortgage Obligations)	18,000,000
	Total Repurchase Agreements	25,900,000
	TOTAL INVESTMENTS PURCHASED WITH
	CASH PROCEEDS FROM SECURITIES
	LENDING (Cost $32,701,429)	32,701,429
	TOTAL INVESTMENTS (Cost $117,161,723) - 134.4%	127,050,799
	LIABILITIES LESS OTHER ASSETS - (34.4)%	(32,544,766)
	TOTAL NET ASSETS - 100.0%	$94,506,033

Jacob Internet Fund
Schedule of Investments
November 30, 2006 (Unaudited), Continued

*	Non Income Producing.
^	Foreign Security.
ADR	American Depository Receipt.
(a)	All or portion of shares are on loan.
HK	Security denominated in Hong Kong dollars. Value translated into U.S. dollars.
#	Variable rate demand notes are considered short-term obligations and are payable upon demand. Interest rates change periodically on specified dates. The rates listed are as of
November 30, 2006.

The cost basis of investments for federal income tax purposes at November 30, 2006 was as follows*:

Cost of investments	$117,161,723
Gross unrealized appreciation	17,122,813
Gross unrealized depreciation	(7,233,737)
Net unrealized appreciation	$9,889,076

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive officer/President and principal financial officer/Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jacob Internet Fund Inc.

By (Signature and Title) /s/ Ryan Jacob
 Ryan Jacob, President

Date 01/26/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Ryan Jacob
 Ryan Jacob, President

Date 01/26/2007

By (Signature and Title) /s/ Francis Alexander
 Francis Alexander, Treasurer

Date 01/29/2007